Business Combination - Summary of Net proceeds (Details) - POINT Biopharma Inc	Jun. 30, 2021 USD ($)
Business Acquisition [Line Items]
Cash - RACA Trust and cash (net of redemptions)	$ 121,770,367
Cash - PIPE Financing	165,000,000
Less: Underwriting fees, costs incurred by RACA and other direct and incremental costs, each paid prior to December 31, 2021	(21,887,685)
Net proceeds from the Business Combination, net of costs incurred by RACA and direct and incremental costs paid per the statement of cash flows	$ 264,882,682